Pension and Other Employee Obligations - Actuarial Assumptions For Gratuity Plans (Detail)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	6.40%	6.60%	7.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	7.00%	7.00%	7.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	8.00%	8.00%	8.00%
India [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.30%	6.60%
India [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.40%	6.60%	7.00%
Philippines [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	3.70%	6.10%
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Discount rate	8.10%	9.80%	11.00%